Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Current assets:
Cash and cash equivalents	¥ 1,206,128	¥ 1,247,113
Trade accounts and notes receivable, net of allowance for doubtful accounts of ¥7,293 million in 2012 and ¥7,885 million in 2013 (notes 3, 9 and 20)	1,005,981	812,155
Finance subsidiaries-receivables, net (notes 3, 4, 9 and 20)	1,243,002	1,081,721
Inventories (notes 5 and 9)	1,215,421	1,035,779
Deferred income taxes (note 11)	234,075	188,755
Other current assets (notes 4, 7, 9 and 17)	418,446	373,563
Total current assets	5,323,053	4,739,086
Finance subsidiaries-receivables, net (notes 3, 4, 9 and 20)	2,788,135	2,364,393
Investments and advances:
Investments in and advances to affiliates (note 6)	459,110	434,744
Other, including marketable equity securities (notes 4 and 7)	209,680	188,863
Total investments and advances	668,790	623,607
Property on operating leases (note 8):
Vehicles	2,243,424	1,773,375
Less accumulated depreciation	400,292	300,618
Net property on operating leases	1,843,132	1,472,757
Property, plant and equipment, at cost (note 9):
Land	515,661	488,265
Buildings	1,686,638	1,492,823
Machinery and equipment	3,832,090	3,300,727
Construction in progress	288,073	191,107
Gross property, plant and equipment	6,322,462	5,472,922
Less accumulated depreciation and amortization	3,922,932	3,499,464
Net property, plant and equipment	2,399,530	1,973,458
Other assets, net of allowance for doubtful accounts of ¥23,036 million in 2012 and ¥22,754 million in 2013 (notes 1(w), 3, 4, 9, 11, 13, 17 and 20)	612,717	614,298
Total assets	13,635,357	11,787,599
Current liabilities:
Short-term debt (notes 4 and 9)	1,238,297	964,848
Current portion of long-term debt (notes 4 and 9)	945,046	911,395
Trade payables:
Notes	31,354	26,499
Accounts	956,660	942,444
Accrued expenses (note 13)	593,570	489,110
Income taxes payable (note 11)	48,454	24,099
Other current liabilities (notes 9, 11 and 17)	283,304	221,364
Total current liabilities	4,096,685	3,579,759
Long-term debt, excluding current portion (notes 4 and 9)	2,710,845	2,235,001
Other liabilities (notes 1(w), 4, 10, 11 and 13)	1,630,085	1,454,937
Total liabilities	8,437,615	7,269,697
Honda Motor Co., Ltd. shareholders' equity:
Common stock, authorized 7,086,000,000 shares; issued 1,811,428,430 shares	86,067	86,067
Capital surplus	171,117	172,529
Legal reserves (note 12)	47,583	47,184
Retained earnings (notes 1(w) and 12)	5,995,626	5,758,641
Accumulated other comprehensive income (loss), net (notes 7, 11, 13, 15 and 17)	(1,236,792)	(1,646,078)
Treasury stock, at cost 9,128,871 shares in 2012 and 9,131,140 shares in 2013	(26,124)	(26,117)
Total Honda Motor Co., Ltd. shareholders' equity	5,037,477	4,392,226
Noncontrolling interests	160,265	125,676
Total equity	5,197,742	4,517,902
Commitments and contingent liabilities (notes 18 and 19)
Total liabilities and equity	¥ 13,635,357	¥ 11,787,599